UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-00224
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                     7/24/2007
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:  $24,857,723
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ARCH CAP GROUP LTD             SHS              G0450A105  2321280   32000          SOLE                X      0    0
AT+T INC                       COM              00206R102  1616425   38950          SOLE                X      0    0
AIR PRODS + CHEMS INC          COM              009158106   819774   10200          SOLE                X      0    0
AMERICAN INTL GROUP INC        COM              026874107  1313063   18750          SOLE                X      0    0
ANADARKO PETE CORP             COM              032511107   239258    4602          SOLE                X      0    0
BLUE NILE INC                  COM              09578R103   333046    5514          SOLE                X      0    0
COCA COLA CO                   COM              191216100   470790    9000          SOLE                X      0    0
CORGI INTL LTD                 SPONSORED ADR    21872Q202   259281   47142          SOLE                X      0    0
                               NEW
CYTORI THERAPEUTICS INC        COM              23283K105   575000  100000          SOLE                X      0    0
DISNEY WALT CO                 DISNEY COM       254687106   204840    6000          SOLE                X      0    0
EHEALTH INC                    COM              28238P109   204836   10730          SOLE                X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   821340   18000          SOLE                X      0    0
EXXON MOBIL CORP               COM              30231G102  2818368   33600          SOLE                X      0    0
FOUNDATION COAL HLDGS INC      COM              35039W100  1036808   25512          SOLE                X      0    0
GANNETT INC                    COM              364730101   505540    9200          SOLE                X      0    0
GENERAL ELEC CO                COM              369604103  1515888   39600          SOLE                X      0    0
HONEYWELL INTL INC             COM              438516106   236376    4200          SOLE                X      0    0
ILLUMINA INC                   COM              452327109  1520664   37464          SOLE                X      0    0
JUNIPER NETWORKS INC           COM              48203R104   670478   26638          SOLE                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   760017   16700          SOLE                X      0    0
MCGRAW HILL COS INC            COM              580645109   408480    6000          SOLE                X      0    0
MERCK + CO INC                 COM              589331107  1075680   21600          SOLE                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   912520    5600          SOLE                X      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   156967   58789          SOLE                X      0    0
RENOVIS INC                    COM              759885106    45223   12562          SOLE                X      0    0
SOMAXON PHARMACEUTICALS INC    X                834453102   450662   37061          SOLE                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   154430   13417          SOLE                X      0    0
TEXAS INSTRS INC               COM              882508104   244595    6500          SOLE                X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   730150   17735          SOLE                X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   225500    4400          SOLE                X      0    0
WELLS FARGO + CO NEW           COM              949746101   604924   17200          SOLE                X      0    0
WYETH                          COM              983024100  1605520   28000          SOLE                X      0    0